COMMITMENTS AND CONTINGENCIES - Underwriting Agreement (Details) - Cartesian Growth Corporation III - USD ($)	May 05, 2025	May 02, 2025	May 01, 2025	Dec. 17, 2025
COMMITMENTS AND CONTINGENCIES
Cash underwriting fee	$ 4,800,000
Deferred underwriting discount	$ 13,140,000
Cantor
COMMITMENTS AND CONTINGENCIES
Deferred underwriting discount				$ 13,140,000
Modified deferred fee payable				3,750,000
Cantor | Maximum
COMMITMENTS AND CONTINGENCIES
Modified deferred fee payable				$ 13,000,000
Initial public offering
COMMITMENTS AND CONTINGENCIES
Number of units offered	27,600,000
Deferred underwriting discount as percentage	4.50%
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Option period granted to underwriters			45 days
Number of units offered	3,600,000		3,600,000
Shares issued during the period		3,600,000
Cash underwriting fee	$ 4,800,000
Deferred underwriting discount as percentage	6.50%
Deferred underwriting discount	$ 13,140,000